Audit Information	12 Months Ended
Jun. 30, 2025
Auditor [Table]
Auditor Name	Grant Thornton Audit Pty Ltd
Auditor Firm ID	2233
Auditor Location	Melbourne, Victoria
Auditor Opinion [Text Block]

Opinion on the financial statements

We have audited the accompanying consolidated statements of financial position of Immuron Limited and subsidiaries (the “Company”) as of June 30, 2025 and 2024, related consolidated statements of profit or loss and other comprehensive income, changes in equity, and cash flows for each of the three years in the period ended June 30, 2025 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of June 30, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended June 30, 2025 in conformity with International Financial Reporting Standards, as issued by the International Accounting Standards Board.